Segment Information (Tables)	12 Months Ended
Dec. 31, 2014
Segment Information
Summary of the revenue information of the Group

	Year Ended December 31,
	2012	2013	2014
	$	$	$
E-commerce	26,995,814	170,204,545	326,679,871
Online advertising	138,767,288	145,444,790	155,049,818
Listing	5,532,864	19,772,181	14,293,184
	171,295,966	335,421,516	496,022,873

Accounts receivable | Customer risk
CONCENTRATION OF RISK
Schedule of concentration risk
	As of December 31,
	2013	2014
	$	$
Customer A	13,294,502	13,979,270